STOCK COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
STOCK COMPENSATION [Abstract]
Restricted Common Stock Activity
Activity with respect to restricted common stock is summarized as follows:

	For the years ended December 31,
	2013	2012	2011

Nonvested shares outstanding at January 1	329,375	680,781	703,827
Granted	-	329,375	-
Vested	-	(524,312)	(23,046)
Forfeited	-	(156,469)	-
Nonvested shares outstanding at December 31	329,375	329,375	680,781

2006 Plan shares issued as of the end of year	1,246,503	1,246,503	838,644
Shares available for issuance under 2006 Plan as of the end of year	3,753,497	3,753,497	4,161,356

Valuation Assumptions
The weighted average assumptions for stock options granted during the years ended December 31, were as follows:

	For the years ended December 31,
	2013	2012
Dividend yield	—%	—%
Risk-free interest rate	0.75%	0.76%
Expected term (in years)	5.90	5.50
Expected volatility	80%	82%

Stock Options Activity
Activity and related information with respect to the Company’s stock options is summarized as follows:

	For the years ended December 31,
	2013		2012		2011
	Shares	Exercise price	Shares	Exercise price	Shares	Exercise price

Under option at January 1	458,542	$8.71	348,750	$11.00	348,750	$11.00
Options granted	924,225	2.54	109,792	1.43	-	-
Options exercised	-	-	-	-	-	-
Options forfeited or expired	-	-	-	-	-	-
Under option at December 31	1,382,767	$4.58	458,542	$8.71	348,750	$11.00
Options exercisable at December 31	458,542	8.71	348,750	11.00	348,750	11.00